THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
June 30, 2023

(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies

Cayman Islands
Energy (2.75% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	2009		$12,387,341	$3,603,662
Sentient Global Resources Fund IV, L.P.	2011		9,916,684	2,703,922
Private Equity (19.86% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	2008		-	22,211
Gavea Investment Fund II A, L.P.	2007		-	40,876
Gavea Investment Fund III A, L.P.	2008		-	181,287
India Asset Recovery Fund L.P.	2006		-	1,511
J.C. Flowers III L.P. (2)	2009		6,870,830	992,456
New Horizon Capital III, L.P. (2)	2008		-	65,605
Northstar Equity Partners III (2)	2011		2,919,261	1,693,702
Orchid Asia IV, L.P. (2)	2007		4,834,761	1,704,288
Reservoir Capital Partners (Cayman), L.P. (2)	2006		169,958	386,855
Tiger Global Private Investment Partners V, L.P.	2008		6,176,631	6,056,253
Tiger Global Private Investment Partners VI, L.P.	2010		-	2,791,249
Trustbridge Partners II, L.P. (2)	2007		4,802,160	3,777,962
Trustbridge Partners III, L.P. (3)	2008		17,692,549	12,158,122
Trustbridge Partners IV, L.P.(2)	2011		3,403	15,718,590
Real Estate (1.84% of Partners’ Capital)
Forum European Realty Income III, L.P.	2007		4,466,262	351,340
Phoenix Asia Real Estate Investments II, L.P.	2006		3,650,617	3,879,143

Total Cayman Islands			73,890,457	56,129,034

United Kingdom
Private Equity (0.06% of Partners’ Capital)
Darwin Private Equity I L.P.	2007		6,816,923	142,787
Real Estate (0.09% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	2006		1,975,313	36,048
Patron Capital, L.P. II	2005		674,772	7,005
Patron Capital, L.P. III	2007		3,254,500	153,884

Total United Kingdom			12,721,508	339,724

United States
Energy (12.47% of Partners’ Capital)
Energy & Minerals Group Fund II, L.P. (2)	2011		11,275,863	13,431,220
Intervale Capital Fund, L.P.	2007		2,305,488	10,640
Merit Energy Partners G, L.P. (2)	2008		15,554,441	7,555,659
Midstream & Resources Follow-On Fund, L.P. (3)	2009		3,459,071	2,419,703
NGP Energy Technology Partners II, L.P. (2)	2008		3,862,717	1,719,259
NGP IX Offshore Fund, L.P. (2)	2007		4,181,800	114,839
NGP Midstream & Resources, L.P.	2007		5,412,496	573,609
Quantum Parallel Partners V, LP (3)	2008		15,291,693	2,696,648
TPF II-A, L.P. (3)	2008		6,612,057	100,922
Event-Driven (2.32% of Partners’ Capital)
BDCM Partners I, L.P. (6)	2019		7,437,015	5,308,937
Fortelus Special Situations Fund Ltd. (6)	2019		-	11,169
Private Equity (49.39% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	2007		1,095,662	553,971
Advent Latin American Private Equity Fund V-F L.P.	2010		6,023,757	2,694,016
BDCM Opportunity Fund II, L.P. (2)	2006		2,732,651	599,314
Catterton Growth Partners, L.P.	2007		10,514,354	3,421,250

Chrysalis Ventures III, L.P.	2006		1,136,664	412,696
Crosslink Crossover Fund V, L.P.	2007		1,723,592	546,559
Crosslink Crossover Fund VI, L.P.	2011		-	17,735,612
Dace Ventures I, LP (3)	2007		1,894,196	749,130
Fairhaven Capital Partners, L.P.	2007		8,481,555	1,720,803
Founders Fund III, LP	2010		-	18,982,346
Founders Fund IV, LP	2012		-	25,891,797
Garrison Opportunity Fund LLC (3)	2009		-	9,781
Garrison Opportunity Fund II A LLC	2010		-	9,002
HealthCor Partners Fund, L.P. (3)	2007		1,591,100	2,207,400
MatlinPatterson Global Opportunities Partners III L.P.	2007		4,688,891	2,627
Middle East North Africa Opportunities Fund, L.P. (6)	2019	3,969	3,969,272	36,724
Monomoy Capital Partners II, L.P.	2011		5,460,564	1,684,573
Pine Brook Capital Partners, L.P.	2007		9,523,957	1,272,027
Pinto America Growth Fund, L.P.	2005		-	71,561
Private Equity Investment Fund IV, L.P. (3)	2005		3,221,616	468,523
Private Equity Investment Fund V, L.P. (3)	2009		32,635,067	17,414,657
Saints Capital VI, L.P. (3)	2008		9,042,256	2,074,265
Sanderling Venture Partners VI Co-Investment Fund, L.P.	2004		1,146,840	326,633
Sanderling Venture Partners VI, L.P.	2004		517,676	78,553
Sterling Capital Partners II, L.P. (2)	2005		1,039,496	62,509
Strategic Value Global Opportunities Fund I-A, L.P. (3)	2006		157,773	749,135
Tenaya Capital V, LP (2)	2007		286,205	431,020
Tenaya Capital VI, LP	2012		4,142,490	4,770,764
The Column Group, LP	2007		-	4,714,845
Trivest Fund IV, L.P.(3)	2007		66,650	39,316
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	2006		434,042	1,577,365
Valiant Capital Partners LP (6)	2019		2,690,540	1,747,456
Voyager Capital Fund III, L.P.	2006		1,532,853	320,989
Real Estate (7.04% of Partners’ Capital)
GTIS Brazil Real Estate Fund (Brazilian Real) LP (3)	2008		6,582,606	3,534,152
Lone Star Real Estate Fund II (U.S.), L.P.	2009		-	20,671
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	2008		6,167,911	3,124,740
Northwood Real Estate Co-Investors LP (2)	2007		1,828,054	2,211,705
Northwood Real Estate Partners LP (2)	2007		5,941,402	7,055,431
SBC US Fund II, LP (3)	2011		4,302,697	215,404
Relative Value (0.24% of Partners’ Capital)
King Street Capital, L.P. (2)(6)	2019		10,016	242,070
Magnetar Capital Fund LP (6)	2020		-	247,647
PIPE Equity Partners, LLC (4)(5)(6)	2003		17,723,154	-
PIPE Select Fund, LLC (4)(5)(6)	2009		15,623,045	-
Stark Select Asset Fund, LLC (6)	2018		-	55,175

Total United States			249,321,245	164,026,819

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			335,933,210	220,495,577	96.06%

Total Investments in Investment Funds(7)			335,933,210	220,495,577	96.06%

Total Investments			$335,933,210	$220,495,577	96.06%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2023 were $34,823,585. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014.

(2)	Income producing investment.

(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund's capital.

(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital.

(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2023. The total of all such investments represents 0.00% of partners’ capital.

(6)	Investment Funds classified as "Hedge Funds" in the Master Fund's limited partnership agreement. The cost and fair value of these Investment Funds as of June 30, 2023 was $47,453,042 and $7,649,178, respectively.

(7)	Restricted investments as to resale.